Finance results, net (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Finance result, net
Net financial gains (losses)	SFr (49)	SFr 4,365	SFr 157	SFr 4,503
Finance income associated with change in fair value of derivative financial assets	11	SFr 4,424	SFr 11	SFr 4,424
Maximum
Finance result, net
Net financial gains (losses)	SFr (100)